UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/2010


Check here if Amendment [  ];  Amendment Number:  ___
This Amendment (Check only one.):   [ ]  is a restatement
                                    [ ]  adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:             SCGF III Management, LLC
Address:          3000 Sand Hill Road
		  Bldg 4, Suite 250
                  Menlo Park, CA 94025


Form 13F File Number: 28-13639


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Douglas Leone
Title:   Managing Member
Phone:   (650) 854-3927

Signature, Place, and Date of Signing:


Douglas Leone                Menlo Park, California        02/14/2011


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                           0
Form 13F Information Table Entry Total:                      2
Form 13F Information Table Value Total:                $48,996
(Thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE

                                              SCGF III Management, LLC
                                             FORM 13F INFORMATION TABLE
                                                   AS OF 12/31/2010


                       TITLE                   VALUE    SHARES/   SH/  PUT/  INVSTMT  OTHER      VOTING AUTHORITY
NAME OF ISSUER        OF CLASS     CUSIP     (X$1000)   PRN AMT   PRN  CALL  DSCRETN MANAGERS  SOLE  SHARED   NONE
-------------------  ----------    ------    --------  --------   ---  ----  ------- --------  ----  ------   ----

ALPHA AND
 OMEGA SEMICONDUCTOR   COMMON	   G63319104	38,490	3,000,000  SH	      SOLE	       3,000,000
AMAZON.COM INC	       COMMON	   023135106	10,506	   58,365  SH	      SOLE		  58,365
